Current Liabilities - Employee Benefits	12 Months Ended
Jun. 30, 2026
Current Liabilities [member]
Statements [Line Items]
Current Liabilities - Employee Benefits
NOTE 20. CURRENT LIABILITIES – EMPLOYEE BENEFITS

	Consolidated
	June 30, 2026	June 30, 2025
	A$	A$
Annual leave	459,283	814,018

The current provision for employee benefits is in relation to accrued annual leave and covers all unconditional entitlements where employees have completed the required period of service. The entire amount of the provision is presented as current, since the Group does not have an unconditional right to defer settlement for any of these obligations.